Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000004445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSIMX
C000004449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPGSX
C000004440
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSRSX
C000004450
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSSPX
C000004438
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSSEX
C000004439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSTIX
C000033161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSTTX
C000004441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSUSX
Without Sales Load [Member] | C000004445
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.82%)	(1.35%)	0.58%
Without Sales Load [Member] | C000004449
Average Annual Return [Line Items]
Average Annual Return, Percent	31.06%	17.37%	15.00%
Without Sales Load [Member] | C000004440
Average Annual Return [Line Items]
Average Annual Return, Percent	10.46%	4.81%	6.04%
Without Sales Load [Member] | C000004450
Average Annual Return [Line Items]
Average Annual Return, Percent	24.63%	14.17%	12.75%
Without Sales Load [Member] | C000004438
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%	7.91%	8.34%
Without Sales Load [Member] | C000004439
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	5.32%	5.50%
Without Sales Load [Member] | C000033161
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%	5.06%	5.24%
Without Sales Load [Member] | C000004441
Average Annual Return [Line Items]
Average Annual Return, Percent	24.55%	14.73%	12.48%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
GE INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
GE INDEX: FTSE NAREIT EQUITY REITS TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT Equity REITs Index
Average Annual Return, Percent	8.73%	4.27%	5.73%
GE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	7.82%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
GE INDEX: MSCI AC WORLD INDEX EX USA NET (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA
Average Annual Return, Percent	5.53%	4.10%	4.80%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
GE INDEX: MSCI AC WORLD INDEX EX USA NET (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA
Average Annual Return, Percent	5.53%	4.10%	4.80%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%